UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09149
Investment Company Act File Number
Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Ohio Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 12.5%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$565,713
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,061,912
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	250	275,997
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	250	272,448
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,245	1,317,198
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	259,146
Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,100	994,290

		$4,746,704

Education — 15.1%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$440	$442,781
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,280,075
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,042,040
Ohio State University, 5.00%, 12/1/28	500	567,550
Ohio State University, 5.00%, 12/1/30	1,675	1,904,357
University of Cincinnati, 5.00%, 6/1/34	500	514,705

		$5,751,508

Electric Utilities — 2.0%
Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$255	$255,033
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	522,310

		$777,343

Escrowed/Prerefunded — 2.7%
Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	$1,000	$1,014,610

		$1,014,610

General Obligations — 22.0%
Barberton City School District, 4.50%, 12/1/33	$900	$902,907
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,875,772
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,182,018
Columbus, 5.00%, 7/1/23(1)	500	547,845
Columbus City School District, 5.00%, 12/1/29	1,000	1,080,200
Huber Heights City School District, 4.75%, 12/1/25	595	642,422
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,030,550
Symmes Township, Hamilton County, (Parkland Acquisition & Improvement), 5.25%, 12/1/37	1,000	1,092,960

		$8,354,674

Hospital — 15.0%
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$491,570
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	808,496
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	779,310
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	506,820
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	522,845
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,042,140
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	600	588,294
Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	730	624,946
Richland County, (MedCentral Health Systems), 6.375%, 11/15/22	330	333,917

		$5,698,338

Housing — 10.8%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$950	$920,749
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	425	408,893

	Principal
	Amount
Security	(000’s omitted)	Value
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	$295	$295,794
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,487,725

		$4,113,161

Industrial Development Revenue — 7.8%
Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$484,104
Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,250	2,251,237
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	225	230,837

		$2,966,178

Insured-Education — 13.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$792,660
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,077,390
Kent State University, (AGC), 5.00%, 5/1/29	465	490,547
Miami University, (AMBAC), 3.25%, 9/1/26	635	581,330
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,543,755
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	514,310

		$4,999,992

Insured-Electric Utilities — 13.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,077,420
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	311,946
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	437,640
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	830	425,267
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,442,520
Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	425	421,464
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	212,623
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	247,195
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	520,140

		$5,096,215

Insured-General Obligations — 17.9%
Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$209,824
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	522,995
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	908,055
Cincinnati City School District, (FGIC) (NPFG), 5.25%, 12/1/30	1,000	1,149,830
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,396,470
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,829,747
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	771,353

		$6,788,274

Insured-Hospital — 6.4%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$545	$489,759
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,403,130
Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.913%, 2/1/29(2)(3)(4)	485	537,535

		$2,430,424

Insured-Lease Revenue/Certificates of Participation — 1.1%
Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$500	$406,820

		$406,820

Insured-Special Tax Revenue — 3.2%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,905	$600,243
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,340	394,654
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,100	231,672

		$1,226,569

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Transportation — 6.2%
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$1,000	$1,163,320
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,195,760

		$2,359,080

Insured-Water and Sewer — 2.2%
Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$215	$211,835
Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	625	615,388

		$827,223

Lease Revenue/Certificates of Participation — 1.4%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$533,790

		$533,790

Other Revenue — 3.7%
Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$710	$500,053
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,000	909,900

		$1,409,953

Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$155	$157,540
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	171,370
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	116,806

		$445,716

Total Tax-Exempt Investments — 157.7% (identified cost $59,099,725)		$59,946,572

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.8)%		$(22,725,171)

Other Assets, Less Liabilities — 2.1%		$785,235

Net Assets Applicable to Common Shares — 100.0%		$38,006,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 40.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 17.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2011, the aggregate value of these securities is $537,535 or 1.4% of the Trust’s net assets applicable to common shares.

(3)		Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)		Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at August 31, 2011.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/11	3 U.S. 10-Year Treasury Note	Short	$(387,370)	$(387,094)	$276
12/11	17 U.S. 30-Year Treasury Bond	Short	(2,313,529)	(2,312,531)	998

					$1,274

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Appreciation
Bank of America	$750,000	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$5,318

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $6,592.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,978,319

Gross unrealized appreciation	$2,725,604
Gross unrealized depreciation	(1,757,351)

Net unrealized appreciation	$968,253

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,946,572	$—	$59,946,572

Total Investments	$—	$59,946,572	$—	$59,946,572

Futures Contracts	$1,274	$—	$—	$1,274
Interest Rate Swaps	—	5,318	—	5,318

Total	$1,274	$59,951,890	$—	$59,953,164

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2011